Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
IMG Arena US Parent, LLC
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	As of November 1, 2025
Purchase price consideration:
Cash payments	6,030
Deferred consideration received, at fair value	(78,388)
Total acquisition consideration:	(72,358)
Assets acquired:
Cash and cash equivalents	19,044
Accounts receivable	26,907
Intangible Assets, net	305,182
Contract Assets	11,778
Other assets	7,133
Total assets acquired:	370,044
Liabilities assumed:
Trade payables - Current	(122,353)
Deferred revenue	(24,684)
Trade payables - Noncurrent	(350,149)
Contract Liabilities	(8,359)
Other liabilities	(10,854)
Total liabilities assumed	(516,399)
Net liabilities assumed	(146,355)
Goodwill	73,997
Consideration transferred	(72,358)

Summary of Cash flows arising from the Acquisition

Year Ended
December 31,
in €‘000	2025
Cash consideration paid for acquisition of subsidiary	(3,828)
Cash acquired with the subsidiary	19,044
Net cash received for acquisition (included in cash used in investing activities)	15,216
Transaction costs of the acquisition (included in cash from operating activities)	(10,498)
Net cash inflow on acquisition of subsidiary	4,718

XL Media PLC
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	As of November 13, 2024
Brand Name	4,810
Customer Base	3,392
Technology	231
Total assets acquired	8,433
Goodwill	10,387
Consideration transferred	18,820

Aforoa Ltd
Business combinations
Summary of Fair Values of the Identifiable Assets and Liabilities

in €‘000	As of January 12, 2023
Technology	2,718
Other tangible assets	6
Cash	48
Liabilities	(345)
Deferred tax liability, net	(340)
Net assets acquired	2,087
Goodwill	4,236
Consideration transferred	6,323

Summary of Cash flows arising from the Acquisition

Year Ended
in €‘000	December 31, 2023
Cash consideration paid for acquisition of subsidiary	(4,968)
Cash acquired with the subsidiary	48
Net cash paid for acquisition (included in cash used in investing activities)	(4,920)